RESTRICTED CASH (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) very_large_crude_carrier	Dec. 31, 2020 USD ($)	Dec. 31, 2020	Dec. 31, 2020 vessels	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Cash required to be maintained for covenant compliance		$ 103.5			$ 38.3
Debt instrument, covenant compliance, cash required to be maintained, percentage			100.00%		50.00%
Number of vessels under finance lease	2			2
Cash buffer per vessel, covenant compliance	$ 2.0
Restricted cash						$ 1.4
Interest Rate Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		13.4			$ 1.0
SFL
Restricted Cash and Cash Equivalents Items [Line Items]
Cash buffer per vessel, covenant compliance	$ 2.0
Cash surplus required for vessel leasing agreements		$ 15.6			$ 13.1